Annual Fund Operating Expenses - Small Cap Value Fund - Small Cap Value Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.82%